ORGANIZATION AND NATURE OF BUSINESS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
ORGANIZATION AND NATURE OF BUSINESS
Balance as of January 1st, 2024	$ 19,686,091	$ 7,309,311
Provisions for credit losses	0	11,850,788
Write-offs	0	0
Foreign exchange adjustments	(568,264)	525,992
Other adjustments	(30,992)	0
Balance as of June 30, 2024	$ 19,086,835	$ 19,686,091